Investments (Additional Information) (Detail) (USD $)	12 Months Ended						1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 RS Cogen L LC	Dec. 31, 2012 Corporate Joint Venture	Dec. 31, 2012 Investments In Other Operating Joint Ventures	Apr. 30, 2011 Pittsburgh Glass Works LLC	Dec. 31, 2012 Pittsburgh Glass Works LLC	Dec. 31, 2011 Pittsburgh Glass Works LLC	Jul. 31, 2012 Asian Paints Ltd.
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Equity In Undistributed Earnings Losses Of Subsidiaries	$ 79,000,000	$ 101,000,000
Percent of ownership interest				50.00%		50.00%
Noncontrolling interest in the new company								40.00%
Carrying value of investment								33,000,000	29,000,000
Proceed from repayment of notes receivable							168,000,000
Repayment of notes receivable from related parties	0	90,000,000	0				90,000,000
Return of capital, equity affiliate	0	78,000,000	0				78,000,000
Investments in joint venture, fair value of tangible assets including goodwill										22,000,000
Investments in joint venture, fair value of intangible assets										12,000,000
Noncontrolling interest in joint ventures										49,000,000
Construction and operation cost of process steam, natural gas-fired cogeneration facility in Lake Charles					300,000,000
Future commitment to purchase electricity and steam in year one	23,000,000
Future commitment to purchase electricity and steam in year two	23,000,000
Future commitment to purchase electricity and steam in year three	23,000,000
Future commitment to purchase electricity and steam in year four	23,000,000
Future commitment to purchase electricity and steam in year five	23,000,000
Future commitment to purchase electricity and steam there after, per year	23,000,000
Contract term	P10Y
Purchase electricity and steam	25,000,000	23,000,000	23,000,000
Dividends received from equity affiliates	12,000,000	19,000,000	6,000,000
Unrealized pretax gains (losses)	0	0
Recognition of pretax gains	0	3,000,000	2,000,000
Proceeds from sale investments	$ 0	$ 9,000,000	$ 3,000,000